Note B - Preparation of Financial Statements: Fiscal Period (Policies)	6 Months Ended
Jun. 30, 2012
Policies
Fiscal Period	The Company follows the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America and has adopted a year-end of December 31.